UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2006

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                         [ ]  is a restatement.
                         [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:  Highlander Fund Management LLC(1)

Address:   411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number:  28-11583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Christopher G. Altschul

Title:  President and Chief Investment Officer

Phone:  203-863-5460

Signature, Place, and Date of Signing:

/s/Christopher G. Altschul             Greenwich, CT            05/15/06
          (Name)                       (City, State)             (Date)

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31 Items

Form 13F Information Table Value Total:  $ 114,453.75 (thousands)

List of Other Included Managers:  Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                                           VOTING
                                                               VALUE         SHARES OR             INVESTMENT    OTHER    AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (X $1,000)      PRN AMOUNT   SH/ PRN   DISCRETION   MANAGERS    SOLE
--------------                 --------------     -----     ----------      ----------   -------   ----------   --------    ----
ALCAN INC                            COM        013716105    $  4,573.00      100,000      SH         SOLE        NONE     100,000
AMR CORP                             COM        001765106    $  3,900.61      144,200      SH         SOLE        NONE     144,200
BERKSHIRE HATHAWAY INC DEL          CL B        084670207    $  2,710.80          900      SH         SOLE        NONE         900
BRINKS CO                            COM        109696104    $  2,538.00       50,000      SH         SOLE        NONE      50,000
CF INDS HLDGS INC                    COM        125269100    $  2,888.30      170,000      SH         SOLE        NONE     170,000
CHAPARRAL STL CO DEL                 COM        159423102    $  2,921.40       45,000      SH         SOLE        NONE      45,000
CHEMTURA CORP                        COM        163893100    $  2,568.04      218,000      SH         SOLE        NONE     218,000
DOW CHEM CO                          COM        260543103    $  3,451.00       85,000      SH         SOLE        NONE      85,000
DYNERGY INC NEW                     CL A        26816Q101    $  2,880.00      600,000      SH         SOLE        NONE     600,000
FLUOR CORP NEW                       COM        343412102    $  3,432.00       40,000      SH         SOLE        NONE      40,000
FORD MTR CO DEL                 COM PAR $0.01   345370860    $  1,990.00      250,000      SH         SOLE        NONE     250,000
GENERAL ELECTRIC CO                  COM        369604103    $  4,869.20      140,000      SH         SOLE        NONE     140,000
GOODRICH CORP                        COM        382388106    $  4,361.00      100,000      SH         SOLE        NONE     100,000
HALLIBURTON CO                       COM        406216101    $  3,651.00       50,000      SH         SOLE        NONE      50,000
ITT INDS INC IND                     COM        450911102    $  5,794.60      103,070      SH         SOLE        NONE     103,070
LENNAR CORP                         CL A        526057104    $  5,434.20       90,000      SH         SOLE        NONE      90,000
OCCIDENTAL PETE CORP DEL             COM        674599105    $  2,779.50       30,000      SH         SOLE        NONE      30,000
PIONEER NAT RES CO                   COM        723878107    $  3,540.00       80,000      SH         SOLE        NONE      80,000
POSCO                           SPONSORED ADR   693483109    $  5,840.89       91,550      SH         SOLE        NONE      91,550
PULTE HOMES INC                      COM        745867101    $  3,842.00      100,000      SH         SOLE        NONE     100,000
RELIANT ENERGY INC                   COM        75952B105    $  2,116.00      200,000      SH         SOLE        NONE     200,000
REPUBLIC AWYS HLDGS INC              COM        760276105    $  5,003.71      337,860      SH         SOLE        NONE     337,860
SOUTHERN COPPER                      COM        84265V105    $  3,379.20       40,000      SH         SOLE        NONE      40,000
STEEL DYNAMICS INC                   COM        858119100    $  2,836.50       50,000      SH         SOLE        NONE      50,000
TERNIUM SA                        SPON ADR      880890108    $  2,835.00      100,000      SH         SOLE        NONE     100,000
TRANSOCEAN INC                       ORD        G90078109    $  3,212.00       40,000      SH         SOLE        NONE      40,000
UNITED PARCEL SERVICE INC           CL B        911312106    $  3,175.20       40,000      SH         SOLE        NONE      40,000
U S AIRWAYS GROUP INC                COM        90341W108    $  3,091.20       77,280      SH         SOLE        NONE      77,280
VALERO ENERGY CORP NEW               COM        91913Y100    $  4,483.50       75,000      SH         SOLE        NONE      75,000
WCI CMNTYS INC                       COM        92923C104    $  5,285.80      190,000      SH         SOLE        NONE     190,000
WEYERHAEUSER CO                      COM        962166104    $  5,070.10       70,000      SH         SOLE        NONE      70,000
                                                             ===========   ==========                                    =========
                                                             $114,453.75    3,707,860                                    3,707,860
